Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
Leases

5. Leases

The Company has a single operating lease for its corporate headquarters and laboratory space in San Diego, California. In June 2025, the Company entered into an amendment to the lease which reduced the leased space and extended the lease term for the remaining space through November 2030. Pursuant to the amended lease, the Company also has a one-time option to extend the lease term by an additional three years. The amended lease includes certain rent abatement, rent escalations, tenant improvement allowances and additional charges for common area maintenance and other costs.

Under the relevant guidance, the Company reassessed the lease classification and remeasured the lease liability as of the effective date of modification and recognized a lease liability and ROU asset of approximately $6.0 million on the Company’s condensed consolidated balance sheets.

The components of lease expense included in the Company’s condensed consolidated statements of operations and comprehensive income (loss) include (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Operating lease expense	$359	$331	$718	$592
Variable lease expense	88	215	207	395
Total lease expense, net	$447	$546	$925	$987

Variable lease costs are primarily related to payments made to lessors for common area maintenance, property taxes, insurance, and other operating expenses. The Company did not have any short-term leases or finance leases for the three and six months ended June 30, 2026 and 2025.

The weighted average remaining lease term and weighted average discount rate for operating leases were as follows:

	As of June 30,
	2026	2025
Weighted average remaining lease term (in years)	4.40	5.40
Weighted average discount rate percentage	9.00%	9.00%

Supplemental cash flow information related to leases under which the Company is the lessee was as follows (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Cash paid for amounts included in the measurement of operating leases	$365	$557	$609	$845

Maturities of operating lease liabilities as of June 30, 2026 were as follows (in thousands):

Operating lease
Six months ending December 31, 2026	$875
2027	1,528
2028	1,574
2029	1,621
2030	1,529
Total future lease payments	7,127
Less: imputed interest	(1,264)
Total operating lease liabilities	$5,863

5. Leases

The Company has a single operating lease for its corporate headquarters and laboratory space in San Diego, California. In June 2025, the Company entered into an amendment to the lease which reduced the leased space and extended the lease term for the remaining space through November 2030. Pursuant to the amended lease, the Company also has a one-time option to extend the lease term by an additional three years. The amended lease includes certain rent abatement, rent escalations, tenant improvement allowances and additional charges for common area maintenance and other costs.

Under the relevant guidance, the Company reassessed the lease classification and remeasured the lease liability as of the effective date of modification and recognized a lease liability and ROU asset of approximately $6.0 million on the Company’s consolidated balance sheets.

The components of lease expense included in the Company’s consolidated statements of operations and comprehensive loss include (in thousands):

	Years ended December 31,
	2025	2024
Operating lease expense	$1,311	$1,043
Variable lease expense	568	689
Total lease expense, net	$1,879	$1,732

Variable lease costs are primarily related to payments made to lessors for common area maintenance, property taxes, insurance, and other operating expenses. The Company did not have any short-term leases or finance leases for the years ended December 31, 2025 and 2024.

The weighted average remaining lease term and weighted average discount rate for operating leases were as follows:

	December 31,
	2025	2024
Weighted average remaining lease term (in years)	4.9	0.5
Weighted average discount rate percentage	9.00%	3.50%

Supplemental cash flow information related to leases under which the Company is the lessee was as follows (amounts in thousands):

	Years ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of operating leases	$967	$1,685

Maturities of operating lease liabilities as of December 31, 2025 were as follows (in thousands):

Years ending December 31:	Operating lease
2026	$1,484
2027	1,528
2028	1,574
2029	1,621
2030	1,529
Total future lease payments	7,736
Less imputed interest	(1,536)
Total operating lease liabilities	$6,200